Organization and Summary of Significant Accounting Policies - Additional Information (Detail) $ / shares in Units, $ in Thousands				12 Months Ended
	Sep. 15, 2020 USD ($) $ / shares shares	Jun. 16, 2020 USD ($) $ / shares shares	Mar. 16, 2020 USD ($)	Sep. 30, 2020 USD ($) Customer $ / shares shares	Sep. 30, 2019 USD ($) $ / shares	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Oct. 01, 2019 USD ($)	Oct. 01, 2018 USD ($)
Organization And Summary Of Significant Accounting Policies [Line Items]
Opening balance of equity				$ 1,303,888	$ 490,023	$ 505,553	$ 456,373
Total amount of incentives				63,100	50,800	42,400
Advertising Expense				$ 33,200	$ 41,700	$ 31,700
Federal statutory income tax rate				21.00%	21.00%	21.00%	35.00%
Gain (loss) on disposal of fixed assets				$ (900)	$ (1,500)
Research and development expenses				7,700	8,000	$ 6,500
Income tax benefit for remeasurement of deferred tax assets and liabilities						$ 22,500
Proceeds from issuance initial public offering		$ 819,700		820,467
Underwriting discounts and commissions payments		50,600	$ 50,600
Estimated offering expenses payable	$ 1,400	9,200
Prepayment of senior notes				665,000
Retained earnings				$ (283,475)	(162,578)
Stock split conversion ratio				173
Revolving Credit Facility [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Revolving Credit Facility, outstanding amount		70,000		$ 0	$ 0
2020 Senior Notes [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Senior notes outstanding		350,000
Prepayment of senior notes		$ 337,700
IPO [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Shares issued during period | shares		38,237,500
Shares issued price | $ / shares		$ 23.00
Over-Allotment Option [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Shares issued during period | shares		4,987,500
Maximum [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Intangible assets, useful lives				20 years
Federal statutory income tax rate						24.50%
Minimum [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Intangible assets, useful lives				3 years
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage				10.00%	17.00%	14.00%
Accounts Receivable [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Customers accounted				three customers accounted for 10% or more of gross trade receivables; Customer A was 13.1%, Customer B was 12.6% and Customer C was 11.9%.	no customers accounted for 10% or more of gross trade receivables.
Accounts Receivable [Member] | Supplier Concentration Risk [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Number of Customer | Customer				3
Accounts Receivable [Member] | Supplier Concentration Risk [Member] | Customer A [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage				13.10%
Accounts Receivable [Member] | Supplier Concentration Risk [Member] | Customer B [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage				12.60%
Accounts Receivable [Member] | Supplier Concentration Risk [Member] | Customer C [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage				11.90%
Accounts Receivable [Member] | Maximum [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage				10.00%	10.00%
Common Class A [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Opening balance of equity				$ 155	$ 75	$ 75	$ 75
Shares issued during period | shares				38,237,500
Conversion of Class B common stock into Class A common stock (in shares) | shares				33,068,863
Common stock par or stated value per share | $ / shares				$ 0.001	$ 0.001
Common Class A [Member] | IPO [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Shares issued during period | shares		38,237,500
Common Class A [Member] | Over-Allotment Option [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Shares issued during period | shares	3,750,000
Shares issued price | $ / shares	$ 33.25
Common Class A [Member] | Secondary Offering [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Shares issued during period | shares	28,750,000
Common stock par or stated value per share | $ / shares	$ 0.001
Common Class B [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Opening balance of equity					$ 33	$ 33	$ 33
Conversion of Class B common stock into Class A common stock (in shares) | shares	33,068,863			(33,068,863)
Common stock par or stated value per share | $ / shares				$ 0.001	$ 0.001
Adoption of ASU [Member] | ASU 2014-09 [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Opening balance of equity									$ 200
Revision of Prior Period Adjustment [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Retained earnings								$ 1,300
Corporate Assets [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Gain (loss) on disposal of fixed assets					$ (1,200)
Residential Segment [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage				10.00%		10.00%	10.00%
Gain (loss) on disposal of fixed assets				$ (1,000)	$ (300)	$ (800)
Commercial Segment [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Gain (loss) on disposal of fixed assets				$ 100